PAX Balanced Fund
Pax Balanced Fund (the “Balanced Fund”) Summary of Key Information
Investment Objectives

The Balanced Fund’s primary investment objective is to seek income and conservation of principal[1]. As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.

1  Although the Balanced Fund seeks conservation of principal, no assurance can be given that the Fund will achieve this objective, and an investment in the Fund involves the risk of loss.

As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class or Class R shares of the Balanced Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - PAX Balanced Fund - USD ($)		Institutional Class	Individual Investor Class	Class R
Wire Redemption Fee	[1]	$ 10.00	$ 10.00	$ 10.00
[1]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - PAX Balanced Fund		Institutional Class	Individual Investor Class	Class R
Management Fee	[1]	0.05%	0.05%	0.05%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.50%
Other Expenses	[1]	none	none	none
Acquired Fund Fees and Expenses	[2]	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses		0.67%	0.92%	1.17%
Contractual Reimbursements	[3]	(0.01%)	(0.01%)	(0.01%)
Net Annual Fund Operating Expenses		0.66%	0.91%	1.16%
[1]	Management fees and Other Expenses shown have been restated to reflect changes in the Fund's investment advisory agreement expected to be effective on or about December 12, 2016. The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[3]	The Adviser has contractually agreed to waive 0.01% of its advisory fee. This arrangement will continue in effect until at least December 31, 2017 unless modified or terminated by the Fund's Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class and Class R shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class or Class R shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - PAX Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	67	213	372	834
Individual Investor Class	93	292	508	1,130
Class R	118	371	643	1,419

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund uses a team approach to allocate among multiple underlying funds managed by the Adviser ("Underlying Funds") in order to seek to achieve its investment objectives. The Adviser will allocate the Fund's assets among Underlying Funds in its sole discretion. Under normal market conditions, the Balanced Fund expects to invest (directly or indirectly through the use of Underlying Funds) approximately 60-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25-40% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

The Balanced Fund's fund-of-funds approach is designed to achieve lower volatility by combining complementary investment approaches. Allocation of assets among Underlying Funds is based on such factors as prudent diversification principles, the Adviser's general market outlooks (both domestic and global), historical performance, valuations and other economic factors. The Adviser may periodically adjust asset allocations to favor those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Adviser may periodically adjust the Fund's asset allocations at any time without notice to shareholders and without shareholder approval.

With respect to the fixed income portion of its investment portfolio, the Fund may, through Underlying Funds, be indirectly invested in (i) securities issued by the U.S. government, its agencies and instrumentalities, (ii) corporate bonds and asset backed securities of all types (including mortgage-backed securities), and (iii) securities of foreign issuers. The Fund may indirectly hold fixed income securities of any rating, including junk bonds (e.g., securities rated lower than BBB- by Standard & Poor's Ratings Group or Baa by Moody's Investors Service or unrated securities of comparable quality as determined by the Adviser), though it is not currently anticipated that the Fund will indirectly hold more than 20% of its assets in junk bonds. The Underlying Fund to be utilized for the fixed income portion of the Fund includes, but is not limited to, Pax Core Bond Fund.

With respect to the equity portion of its investment portfolio, the Fund may, through Underlying Funds, be indirectly invested in securities of companies with any market capitalization. The Underlying Funds to be utilized for the equity portion of the Fund include, but are not limited to, Pax Large Cap Fund, Pax ESG Beta Dividend Fund, Pax Mid Cap Fund and Pax MSCI International ESG Index Fund.

The Balanced Fund’s portfolio managers use both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively affect the Fund’s performance.

• Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including a decline in the number or capacity of financial institutions to make markets in the Fund’s investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund’s investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

• U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

• Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

• Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Balanced Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 10.74%
Worst quarter: 4th quarter 2008, -16.75%

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - PAX Balanced Fund		1 Year	5 Years	10 Years
Individual Investor Class	[1]	(0.53%)	6.42%	4.52%
Individual Investor Class | Return After Taxes	[1]	(2.42%)	4.73%	3.27%
Individual Investor Class | Return After Taxes and Distributions	[1]	1.16%	4.93%	3.47%
Institutional Class	[1],[2]	(0.23%)	6.70%	4.75%
Class R	[1],[3]	(0.72%)	6.17%	4.31%
S&P 500 Index	[4],[5]	1.38%	12.57%	7.31%
Blended Index	[5],[6],[7]	1.28%	8.95%	6.48%
Lipper Mixed-Asset Target Alloc. Growth Funds Index	[5],[8]	(0.54%)	7.69%	5.85%
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	The S&P 500 Index is an index of large capitalization common stocks.
[5]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[6]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[7]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.
[8]	Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.